Debt - Exchange Offers (Details) - Exchange Offers $ in Millions	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Principal Amount Exchanged	$ 3,913
Principal Amount Issued	4,000
Verizon 1.750% - 5.150% notes and floating rate notes, due 2021 - 2025
Debt Instrument [Line Items]
Principal Amount Exchanged	$ 3,892
Verizon 1.750% - 5.150% notes and floating rate notes, due 2021 - 2025 | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	1.75%
Verizon 1.750% - 5.150% notes and floating rate notes, due 2021 - 2025 | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.15%
GTE LLC 8.750% debentures, due 2021
Debt Instrument [Line Items]
Stated interest rate on debt instrument	8.75%
Principal Amount Exchanged	$ 21
Verizon 4.016% Notes Due 2029
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.016%
Principal Amount Issued	$ 4,000